Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on the Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ 2,932	$ (127)	$ (4,951)
Designated as Hedging Instrument | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(1,444)	526	168
Designated as Hedging Instrument | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	43	(9)	(146)
Designated as Hedging Instrument | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	2,206	(337)	(2,659)
Designated as Hedging Instrument | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	913	(128)	(1,051)
Designated as Hedging Instrument | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	1,214	(179)	(1,263)
Designated as Hedging Instrument | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(935)	208	(534)
Not Designated as Hedging Instrument | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ (935)	$ 208	$ (534)